PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property, plant and equipment at December 31, 2018 and 2019 consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Apartment:
—Leasehold improvement	1,529,995	3,073,719
—Furniture and appliances	900,379	1,606,593
—Leasehold improvement under construction	56,140	42,443
Office:
—Leasehold improvement, furniture, electronic equipment, and software	6,698	36,295
Property and Equipment	2,493,212	4,759,050
Less: Accumulated depreciation	(503,582)	(1,591,513)
Property and Equipment, net	1,989,630	3,167,537

Depreciation expenses of leasehold improvement, furniture and appliances for apartments were RMB98,453,  RMB371,901 and RMB1,089,587 for the years ended December 31, 2017, 2018 and 2019, respectively. Depreciation expenses of leasehold improvement, furniture, electronic equipment and software for offices were RMB531,  RMB1,330 and RMB4,241 for the years ended December 31, 2017, 2018 and 2019, respectively.